Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Assets:
Due from related party		$ 1,131	$ 402
Liabilities:
Due to related parties		3,542	4,156
CMTC - amounts relating to vessels acquisitions (a) [Member]
Assets:
Due from related party	[1]	0	402
Capital-Gas advances from the Company [Member]
Assets:
Due from related party	[2]	1,131	0
CSM - payments on behalf of the Company [Member]
Liabilities:
Due to related parties	[3]	34	114
Capital-Executive - payments on behalf of the Company [Member]
Liabilities:
Due to related parties	[3]	3,508	0
Capital-Gas - payments on behalf of the Company [Member]
Liabilities:
Due to related parties	[3]	$ 0	$ 4,042

[1]	Amounts relating to vessels acquisitions: This line item mainly includes collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.
[2]	Managers - Advances from the Company: This line item represents the amounts advanced by the Company for operating and voyage expenses that will be paid by the Managers on behalf of the Company and its subsidiaries.
[3]	Managers - Payments on Behalf of the Company: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Company and its subsidiaries.